Fair Value Measurements - Summary of Changes in the Fair Value of the Warrant Liability (Detail) - USD ($)	3 Months Ended						9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of Beginning balance								$ 0
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]							Formation And Operating Costs	Formation And Operating Costs
Fair Value, Inputs, Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of Beginning balance	$ 0	$ 0	$ 0	$ 640,900	$ 1,018,767	$ 2,734,333	$ 0		$ 2,734,333
Initial fair value of warrant liability upon issuance at IPO								$ 10,685,261
Transfer out of Level 3								(4,425,750)	(541,667)
Change in fair value	0	0	0	(99,233)	(377,867)	(1,715,566)		(3,525,178)	(2,192,666)
Transfers from Level 3 to Level 2				(541,667)
Fair value as of Ending balance	$ 0	$ 0	$ 0	$ 0	$ 640,900	$ 1,018,767	$ 0	$ 2,734,333	$ 0